Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Balances and Transactions
10.	RELATED PARTY BALANCES AND TRANSACTIONS

(1)	Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Hanwu Yang	Shareholder of the Company
Changbin Xia	Shareholder of the Company
Eternal Horizon International Company Limited	Shareholder of the Company
Yanping Guo	Legal representative of Vande
Mishan City Shenmi Dazhong Management Consulting Partnership (“ShenMi DaZhong”)	Shareholder of the Company
Haiyan Qin, Hui Wang and other 11 individuals	Shareholders of ShenMi DaZhong
Shan’xi Nongbei New Agriculture Technology Co.,Ltd and other 8 companies	Associated with shareholders of ShenMi DaZhong

(2)	Due to related parties

	December 31, 2020	December 31, 2019

Eternal Horizon International Company Limited(1)	$4,999,550	$-
Changbin Xia(2)	2,023,420	764,111
Yanping Guo(2)	420	139,483
Hanwu Yang(2)	3,974	219
Total	$7,027,364	$903,813

(1) During IPO, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550. The gross proceeds were wired into the Company’s account and was invested in loan receivable together with net proceeds from IPO.

(2) The Company borrowed loans as working capital from two shareholders Hanwu Yang and Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.

During the year ended December 31, 2020, 2019 and 2018, the Company purchased $33,529, $35,977 and $36,987 food products from related parties. As of December 31, 2020 and 2019, the account payable to these related parties is $779 and $7,773, respectively. For the years ended December 31, 2020, 2019 and 2018, sales to related parties is $118,966, $125,526 and nil, respectively.

The Company’s shareholder, ShenMi DaZhong, and ShenMi Da Zhong’s limited partners have received sales commissions of $281,181, $103,832 and $36,655 during the year ended December 31, 2020, 2019 and 2018.